SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)				1 Months Ended		3 Months Ended		12 Months Ended
	Mar. 12, 2018	Feb. 06, 2018	Sep. 13, 2017	Sep. 28, 2017	Aug. 22, 2017	Mar. 31, 2018	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Allowance for doubtful accounts						$ 23,046		$ 26,046
Expiration Period						Nov. 30, 2021
Shares issued for patents, Share								600,000
Shares issued for patents, Amount								$ 750,000
Payment of note payable related party								960,000	$ 75,000
Impairment expense						$ 0	$ 0	0
Advertising and marketing costs						245,472		220,154
Federal Deposit Insurance Corporation limit						250,000
Contingency						$ 0		$ 0
Option granted						3,609,822	720,000	4,542,338
Chief Financial Officer [Member]
Common stock issued to employees for services						292,500
Warrants issued						125,000
Employment agreement | President [Member]
Option granted	400,000
Vesting period	4 years
Compensation expenses	$ 660,000
Minimum [Member]
Property and equipment useful life						5 years
Maximum [Member]
Property and equipment useful life						7 years
Patents [Member]
Share price						$ 1.25
Amortization						$ 24,461		$ 25,166
Accounts receivable [Member] | Two customers [Member]
Concentration percentage						68.00%		47.00%
Sales Revenue, Net [Member] | Three customers [Member]
Concentration percentage						59.00%
Sales Revenue, Net [Member] | One customers [Member]
Concentration percentage								58.00%
Hallam, Inc
Payment of note payable related party				$ 200,000	$ 200,000
Hallam, Inc | Shareholders
Payment of note payable related party		$ 100,000	$ 100,000
Jesse James | Licensing Agreements [Member]
Common stock issued for cash , Shares						100,000
Additional common stock issued						75,000
Gross sale						$ 15,000,000
Expiration Period						Feb. 28, 2022
Jeff Rann | Licensing Agreements [Member]
Common stock issued for cash , Shares						100,000
Additional common stock issued						75,000
Gross sale						$ 15,000,000
Expiration Period						Oct. 15, 2021